Summary of significant accounting policies - Basis of preparation (Details)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)
Going concern
Cash resources	£ 76,019,000		£ 121,223,000
Borrowings	613,296,000		636,122,000
Senior secured notes
Going concern
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000
Borrowings	332,112,000		347,173,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000
Borrowings	175,223,000		183,192,000
Revolving facilities
Going concern
Undrawn borrowing facilities	200,000,000		200,000,000
Principal amount / Notional amount	300,000,000
Borrowings	100,000,000		£ 100,000,000
Revolving facilities | 4 April 2025
Going concern
Principal amount / Notional amount	150,000,000
Revolving facilities | 25 June 2027
Going concern
Principal amount / Notional amount	£ 150,000,000